Parent Company Only Condensed Financial Information - Schedule of Condensed Balance Sheets (Parentheticals) (Details)	Jun. 30, 2026 ¥ / shares shares	Jun. 30, 2026 $ / shares shares	Dec. 31, 2025 ¥ / shares shares	Dec. 31, 2025 $ / shares shares
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | $ / shares		$ 0.00001428571428		$ 0.00001428571428
Ordinary shares, authorized (in Shares)	3,500,000,000	3,500,000,000	3,500,000,000	3,500,000,000
Ordinary shares, issued (in Shares)	1,423,285,396	1,423,285,396	1,423,285,396	1,423,285,396
Ordinary shares, outstanding (in Shares)	1,423,285,396	1,423,285,396	1,423,285,396	1,423,285,396
Parent [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | ¥ / shares	¥ 0.00001428571428		¥ 0.00001428571428
Ordinary shares, authorized (in Shares)	3,500,000,000	3,500,000,000	3,500,000,000	3,500,000,000
Ordinary shares, issued (in Shares)	1,423,285,396	1,423,285,396	1,423,285,396	1,423,285,396
Ordinary shares, outstanding (in Shares)	1,423,285,396	1,423,285,396	1,423,285,396	1,423,285,396